Deferred income tax assets and liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets before offsetting	¥ 3,844,143	¥ 3,903,331	¥ 3,604,577
Offset amount	(1,683,956)	(1,620,746)
Deferred income tax assets after offsetting	2,160,187	2,282,585
Deferred income tax liabilities before offsetting	(4,821,747)	(5,486,905)	(5,977,815)
Offset amount	1,683,956	1,620,746
Deferred income tax liabilities after offsetting	(3,137,791)	(3,866,159)
Net deferred income tax assets and liabilities	¥ (977,604)	¥ (1,583,574)	¥ (2,373,238)